SCHEDULE OF PRINCIPAL TRANSACTIONS REVENUE (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 7,927	$ 10,742	$ 8,814
Cleaning Systems and Other Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue		6,981	5,426
Dishware Washing and General Cleaning Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,562	3,225
Dishware Washing Equipment [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 199	$ 163